16 Cash and cash equivalents and cash flow supporting notes (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash And Cash Equivalents And Cash Flow Supporting Notes
Cash at bank available on demand	£ 10,928	£ 2,343	£ 13,204	£ 17,608